Management of Financial Risk (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Statement [Line Items]
Working Capital	$ 151,000	$ 4,600,000
Cumulative Adjustments On Exchange Differences On Translation	35,000	416,000
Net Loss For The Year	$ 22,000	$ 153,000
Underlying Securities [Member]
Statement [Line Items]
Increase Decrease In Market Price, Percentage	10.00%	10.00%